Salaries and social security expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Salaries and social security expenses [abstract]
Wages and salaries	$ 105,931	$ 132,025	$ 117,423
Social security costs	29,865	30,558	28,849
Equity-settled share-based compensation	4,728	5,552	4,796
Salaries and social security expenses	140,524	168,135	151,068
Wages and salaries capitalized in property, plant and equipment	$ 32,636	$ 41,172	$ 28,475